Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock price (as percentage)	85.00%
Common stock issued to employees of the company	175,000
Weighted average price per share (in dollars per share)	$ 8.55
Former parent
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock issued to employees of the company		8,000	14,000
Weighted average price per share (in dollars per share)		$ 61.12	$ 49.63